Capital Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases [Abstract]
Gross amount capitalized regarding Barge PT22 capital lease	$ 4,778
Accumulated depreciation regarding Barge PT22 capital lease	$ 720